INVESTMENTS - Reconciliation of Summarized Financial Information to Carrying Value (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of joint ventures [line items]
Beginning balance	$ 29,827,000,000
Net income	3,614,000,000
Ending balance	31,710,000,000
Carrying value	4,670,000,000
Kibali [Member]
Disclosure of joint ventures [line items]
Beginning balance	4,676,000,000
Net income	422,000,000
Dividends paid	(281,000,000)
Disbursements	0
Dividends declared not paid	0
Ending balance	4,817,000,000
Barrick's share of net assets	2,168,000,000
Equity earnings adjustment	0
Goodwill recognition	1,111,000,000
Carrying value	3,279,000,000
Jabal Sayid
Disclosure of joint ventures [line items]
Beginning balance	347,000,000
Net income	148,000,000
Dividends paid	0
Disbursements	(2,000,000)
Dividends declared not paid	0
Ending balance	493,000,000
Barrick's share of net assets	246,000,000
Equity earnings adjustment	0
Goodwill recognition	123,000,000
Carrying value	369,000,000
Zaldívar
Disclosure of joint ventures [line items]
Beginning balance	1,929,000,000
Net income	24,000,000
Dividends paid	0
Disbursements	0
Dividends declared not paid	(130,000,000)
Ending balance	1,823,000,000
Barrick's share of net assets	977,000,000
Equity earnings adjustment	(10,000,000)
Goodwill recognition	0
Carrying value	$ 967,000,000